Earnings Per Share - Summary Of Weighted Average Number Of Diluted Common Shares Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Outstanding shares	212,886,342	212,699,730	218,032,053	217,582,152
Effect of treasury shares	148,408	(767,438)	412,338
Adjusted weighted average number of common shares outstanding	213,428,916	217,452,721	218,108,742
Share Option [member]
Statement [Line Items]
Effect of Spin-off	580,778	188,106	114,252